Accrued Liabilities	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 7: ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	December 31, 2019	March 31, 2019
	(Unaudited)
Vacation and paid time off	$191	$345
Professional fees and consulting	91	150
Interest	239	11
Unbilled receipts	158	-
Compensation	50	50
Lease liability	17	95
Legal fees	-	108
Other	28	69
	$774	$828

NOTE 8: ACCRUED LIABILITIES

Accrued liabilities consisted of the following as of March 31:

	2019	2018
Professional fees and consulting costs	$150	$325
Vacation and paid time off	345	278
Legal fees	108	100
Payroll and employee expenses	50	75
Hardware in transit	-	26
Other	175	276
Total	$828	$1,080